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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:
                                               ------

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whitney Holdings LLC
         --------------------------
Address:  130 Main Street
         --------------------------
          New Canaan, CT 06840
         --------------------------

13F File Number: 28-05743
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. O'Brien
         --------------------------
Title:    Managing Member
         --------------------------
Phone:    203-716-6100
         --------------------------

Signature, Place, and Date of Signing:


/s/ Daniel J. O'Brien          New Canaan, CT        November 8, 2006
---------------------         ----------------      ------------------
     [Signature]               [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F File Number     Name

     28-
         -----------     -------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         ----------

Form 13F Information Table Entry Total:         35
                                         ----------

Form 13F Information Table Value Total:   $727,864 (thousands)
                                         ----------

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                              13F INFORMATION TABLE

                               SEPTEMBER 30, 2006

COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5                 COLUMN 6     COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                           TITLE OF                VALUE    SHARES OR  SH/  PUT/    INVESTMENT      OTHER   ------------------------
NAME OF ISSUER              CLASS       CUSIP    (X$1000)    PRN AMT   PRN  CALL    DISCRETION    MANAGERS     SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                COM      004398103       738      67,000   SH        SHARED DEFINED    NONE        67,000
ALLIED HEALTHCARE INTL       COM      01923A109       337     169,151   SH        SHARED DEFINED    NONE       169,151
AMERIGROUP CORP              COM      03073T102     1,404      47,500   SH        SHARED DEFINED    NONE        47,500
AMERITYRE CORP.              COM      03073V107       539      87,231   SH        SHARED DEFINED    NONE        87,231
ARRIS GROUP INC              COM      04269Q100     1,180     103,000   SH        SHARED-DEFINED    NONE       103,000
ASTEC INDS INC               COM      046224101       493      19,510   SH        SHARED DEFINED    NONE        19,510
CENTENE CORP                 COM      15135B101       986      60,000   SH        SHARED DEFINED    NONE        60,000
DIRECTED ELECTRONICS         COM      254575103     1,625     107,609   SH        SHARED DEFINED    NONE       107,609
DOLLAR FINANCIAL CORP        COM      256664103     1,512      69,305   SH        SHARED DEFINED    NONE        69,305
FIRST CONSULTING GROUP
INC                          COM      31986R103     1,360     139,491   SH        SHARED DEFINED    NONE       139,491
GATX CORP                    COM      361448103     1,183      28,600   SH        SHARED DEFINED    NONE        28,600
HERBALIFE LTD            COM USD SHS  G4412G101   672,942  17,765,111   SH        SHARED-DEFINED    NONE    17,765,111
HYPERCOM CORP                COM      44913M105     1,028     151,600   SH        SHARED-DEFINED    NONE       151,600
ICICI BK LTD                 ADR      45104G104     3,928     127,900   SH        SHARED DEFINED    NONE       127,900
INFO CROSSING INC            COM      45664X109       725      54,066   SH        SHARED DEFINED    NONE        54,066
KANBAY INTL INC              COM      48369P207     1,748      85,000   SH        SHARED DEFINED    NONE        85,000
KNOLOGY, INC.                COM      499183804    15,724   1,585,122   SH        SHARED-DEFINED    NONE     1,585,122
LAWSON SOFTWARE INC          COM      520780107     1,332     183,700   SH        SHARED DEFINED    NONE       183,700
MEDIWARE INFORMATION
SYSTEMS INC                  COM      584946107       262      33,255   SH        SHARED DEFINED    NONE        33,255
MOBIUS MGMT SYS INC          COM      606925105     1,213     180,000   SH        SHARED DEFINED    NONE       180,000
MOTHERS WORK INC             COM      619903107     1,299      27,000   SH        SHARED DEFINED    NONE        27,000
NAVARRE CORPORATION          COM      639208107     1,717     427,000   SH        SHARED DEFINED    NONE       427,000
NEVADA GOLD AND CASINOS    COM NEW    64126Q206       273      56,600   SH        SHARED DEFINED    NONE        56,600
NMT MEDICAL INC              COM      629294109       402      26,000   SH        SHARED DEFINED    NONE        26,000
OPEN TEXT CORP               COM      688715106     1,164      65,000   SH        SHARED DEFINED    NONE        65,000
OPINION RESEARCH CORP        COM      683755102     1,965     170,000   SH        SHARED DEFINED    NONE       170,000
ORBITAL SCIENCES CORP        COM      685564106       249      13,275   SH        SHARED-DEFINED    NONE        13,275
PETCO ANIMAL SUPPLIES      COM NEW    716016209     1,718      60,000   SH        SHARED DEFINED    NONE        60,000
POMEROY IT SOLUTIONS
INC                          COM      731822102     1,570     191,900   SH        SHARED DEFINED    NONE       191,900
PRA INTERNATIONAL            COM      69353C101       619      23,200   SH        SHARED DEFINED    NONE        23,200
SM&A                         COM      78465D105       235      38,365   SH        SHARED DEFINED    NONE        38,365
TARO PHARMACEUTICAL
INDS                        SHS A     M8737E108       924      69,500   SH        SHARED DEFINED    NONE        69,500
TENNECO AUTOMOTIVE, INC      COM      880349105     2,842     121,500   SH        SHARED DEFINED    NONE       121,500
THOMAS WEISEL PARTNERS
GRP                          COM      884481102     1,003      62,483   SH        SHARED DEFINED    NONE        62,483
WORLD AIR HOLDINGS, INC      COM      98142V104     1,625     180,500   SH        SHARED DEFINED    NONE       180,500